Employee Benefits - Stock Options (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2016 EUR (€) € / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 EUR (€) € / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 EUR (€) € / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Euro [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | € / shares		€ 20.34		€ 21.69		€ 13.94
Weighted average share price at the exercise date of stock options | € / shares		€ 98.08		€ 91.30		€ 71.69
Aggregate intrinsic value of stock options exercised (in thousands) | €		€ 11,540		€ 12,880		€ 12,098
Weighted average remaining contractual term of currently exercisable options	3 years 8 months 8 days	3 years 8 months 8 days	3 years 2 months 28 days	3 years 2 months 28 days	2 years 11 months 9 days	2 years 11 months 9 days
Aggregate intrinsic value of exercisable stock options (in thousands) | €							€ 22,340	€ 24,336	€ 39,020
Aggregate intrinsic value of outstanding stock options (in thousands) | €							€ 22,680	€ 24,611	€ 40,428
USD denominated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted | $ / shares	$ 22.69		$ 23.56		$ 18.57
Weighted average share price at the exercise date of stock options | $ / shares	$ 100.68		$ 103.88		$ 93.19
Aggregate intrinsic value of stock options exercised (in thousands) | $	$ 4,134		$ 6,202		$ 9,497
Weighted average remaining contractual term of currently exercisable options	4 years 8 months 16 days	4 years 8 months 16 days	4 years 8 months 28 days	4 years 8 months 28 days	3 years 9 months 15 days	3 years 9 months 15 days
Aggregate intrinsic value of exercisable stock options (in thousands) | $	$ 8,879		$ 8,518		$ 17,942
Aggregate intrinsic value of outstanding stock options (in thousands) | $	$ 8,945		$ 8,709		$ 19,171